Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling Interests
Balance at beginning of year		R$ 334,349	R$ 312,885	R$ 558,581
Change in the scope of consolidation	[1]		17,415	(271,078)
Incorporation / Acquisition		20,446
Dividends paid / Interest on Capital		(7,432)	(19,138)
Capital increase		66,957
Profit attributable to non-controlling interests		52,382	31,272	32,224
Others		30,640	(8,085)	(6,842)
Balance at end of year		R$ 497,342	R$ 334,349	R$ 312,885

[1]	In 2020, it refers to the merger of Banco Olé Consignado S.A by the Company. In 2021, it refers to the merger of Toro Corretora de Títulos e Valores Mobiliários S.A and Gira – Gestão Integrada de Receivíveis do Agronegócio S.A.